Intangible Assets, Net - Expected amortization expenses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	¥ 11,678
2025	10,416
2026	9,866
2027	9,866
2028 and years after	36,904
Total	¥ 78,730	¥ 20,600